Common and Preferred Shares - Schedule of Preferred Shares (Detail) (Parenthetical) (Detail) - $ / shares		12 Months Ended
	Apr. 27, 2020	Oct. 31, 2020
Disclosure of classes of share capital [line items]
Preferred shares issuable upon election notice received		1,000,000
Noncumulative Preferred Stock [member]
Disclosure of classes of share capital [line items]
Dividends payable nature		quarterly
Dividends rate reset period		5-Year
Shares issued price per share		$ 25.00
Non viability contingent capital preferred stock [member]
Disclosure of classes of share capital [line items]
Dividends rate reset period		5-Year
Outstanding noncumulative preferred stock [member]
Disclosure of classes of share capital [line items]
Dividends payable nature		quarterly
Dividends rate reset period		5-Year
Shares issued price per share		$ 25.00
Outstanding non viability contingent capital preferred stock [member]
Disclosure of classes of share capital [line items]
Dividends rate reset period		5-Year
Series 31 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
Initial dividend	$ 0.331828	$ 0.095500
Series 30 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
Initial dividend	$ 0.227500	$ 0.282200